Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (2,004,831)	$ (1,903,277)	$ (2,561,907)
Adjustments to reconcile net income to cash and restricted cash provided by (used in) operating activities:
Depreciation and amortization	111,006	105,642	57,428
Allowance for credit losses	361,771	134,808	4,548
Changes in operating assets and liabilities:
Accounts receivable	(3,358)	14,074	(34,350)
Prepaid expenses and other current assets	(93,917)	(39,263)	(4,064,584)
Interest accrued for lease liabilities	2,379	5,508	1,342
Payment of lease liabilities	(89,447)	(89,568)	(16,851)
Accrued expenses and other current liabilities	(31,978)	(54,868)	(65,086)
Net cash used in operating activities	(1,748,375)	(1,826,944)	(6,679,460)
Cash flows from investing activities
Acquisition of property and equipment		(23,433)
Acquisition of Intangible assets			(34,346)
Net cash used in investing activities		(23,433)	(34,346)
Cash flows from financing activity
Proceeds from (Repayment to) related party loans	732,281	339,526	(156,311)
Net cash (used in) provided by financing activity	732,281	339,526	(156,311)
Reconciliation of cash and restricted cash, beginning of year
Cash	2,262,881	3,805,135	10,753,118
Restricted cash	26,127	23,089	30,269
Cash and restricted cash, beginning of year	2,289,008	3,828,224	10,783,387
Reconciliation of cash and restricted cash, end of year
Cash	1,258,001	2,262,881	3,805,135
Restricted cash	19,961	26,127	23,089
Cash and restricted cash, end of year	1,277,962	2,289,008	3,828,224
Effect of exchange rate changes on cash and restricted cash	5,048	(28,365)	(85,046)
Net decrease in cash and restricted cash	(1,011,046)	(1,539,216)	(6,955,163)
Cash and restricted cash, beginning of year	2,289,008	3,828,224	10,783,387
Cash and restricted cash, end of year	1,277,962	2,289,008	3,828,224
Supplemental disclosures of non-cash information:
Right-of-use assets obtained in exchange for lease liabilities	$ 161,575		$ 177,022